COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

a) Capital commitment

As of December 31, 2012, the Company had commitments outstanding to purchase property, plant and equipment for $80,581,856, of which $79,563,502 and $1,018,354 are due in 2013 and 2014, respectively.

b) Purchase commitments

In order to secure future silicon materials, the Company has entered into several long-term supply agreements with overseas suppliers in 2010. Under such agreements, the suppliers agreed to provide the Company with specified quantities of silicon materials, and the Company has made prepayments to these suppliers in accordance with the supply contracts.

The prices of some supply contracts were fixed and total purchase commitments under such pre-determined long-term agreements were approximately $216.2 million as of December 31, 2011. The Company renegotiated with these suppliers during the year ended December 31, 2012 and successfully changed the terms to reference market rates. Under the terms of the agreement, the company is required to purchase polysilicon of $154,282,700 in total over the next 3 years, representing quantities of raw materials the Company will utilize in the normal course of operations.   In addition, the Company is required to purchase 2,000 kg of polysilicon in 2013 under another purchase contract and the raw materials are expected be utilized in the normal course of operations as well. The price is subject to adjustment to reflect the prevailing market price at the purchase date. As a result, the provision provided for as of December 31, 2011 based on a fixed rate purchase structure, was not longer necessary as of December 31, 2012.

c) Product warranties

The Company offers warranties on its products and record an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2011 and 2012 was as follows:

	At December 31,
	2011	2012
	$	$
Beginning balance	8,701,042	12,835,583
Warranty provision	3,893,881	5,344,853
Revision of warranty costs	—	(7,787,834)
Warranty cost incurred	(279,645)	(174,334)
Foreign exchange effect	520,305	98,382
Ending balance	12,835,583	10,316,650

The Company revised downward the estimated cost to satisfy the Company’s outstanding product warranty by $7,787,834 for the year ended December 31, 2012, attributable primarily to decreases in the ASPs for solar modules, a primary input into the estimated costs of the Company’s warranty policy.

d) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In June 2011, CEP Ltd., or CEP, one of our module customers, sued us in the High Court in Hong Kong for damages of €917,280 for breach of a sales contract. We denied CEP's assertion and defended that the termination of the sales contract was due to CEP's material breach of the sales contract by failure to provide a letter of credit in accordance with the sales contract. A pre-trial has been set for October 2013, to be followed by a five-day trial expected to occur in December 2013. Based on the information available to us, a negative outcome is not probable and the amount of loss, if any, is not reasonably estimable and as such no amount was accrued as of December 31, 2011. There was no subsequent development related to this case in 2012.

In December 2012, the Company received an unfavorable verdict from the Nanjing Supreme People’s Court in Nanjing, Jiangsu Province in its litigation with one of our module customers, Nanjing Zhongdian New Energy Ltd, for material breach of the sales contract. As a result of this ruling, the Company recorded charges to other operating expense and a litigation of $1,941,310 in the year ended December 31, 2012.